Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Details) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 568,403	$ 579,656
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	188,764	204,543
Subsidiaries [Member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	358,481	360,569
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 21,158	$ 14,544